Structured entities - Covered bond programme (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 21,379	€ 16,586
Dutch Covered Bond Companies
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 21,379	€ 16,586